Debt - Debt Cash Tender Offers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Repayments of long term debt	$ 0	$ 568	$ 11
AIGLH junior subordinated debentures
Debt Instrument [Line Items]
Extinguishment of debt		216
Repayments of long term debt		$ 312